Related party transactions - Summary of transactions and balances during the year with subsidiaries (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Derivatives	$ 242,995	$ 207,825
Loans and advances to HSBC undertakings	69,203	72,167
Prepayments, accrued income and other assets	136,680	110,571
Total assets	2,715,152	2,558,124	$ 2,521,771
Liabilities
Derivatives	239,497	205,835
Subordinated liabilities	24,600	22,437
Total liabilities	2,522,484	2,363,875
Subsidiaries
Assets, highest amount during the year
Cash and balances with HSBC undertakings	5,029	16,473
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	61,964	23,513
Derivatives	3,902	1,235
Loans and advances to HSBC undertakings	43,436	77,311
Prepayments, accrued income and other assets	655	0
Investments in subsidiaries	163,258	160,231
Total related party assets at 31 Dec	278,244	278,763
Assets
Cash and balances with HSBC undertakings	2,382	3,509
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	61,964	23,513
Derivatives	2,002	707
Loans and advances to HSBC undertakings	10,218	56,144
Prepayments, accrued income and other assets	480	0
Investments in subsidiaries	161,473	160,231
Total assets	238,519	244,104
Liabilities, highest amount during the year
Amounts owed to HSBC undertakings	1,553	2,040
Derivatives	2,183	3,639
Subordinated liabilities	892	892
Total related party liabilities at 31 Dec	4,628	6,571
Liabilities
Amounts owed to HSBC undertakings	464	949
Derivatives	2,021	2,159
Subordinated liabilities	892	892
Total liabilities	3,377	4,000
Guarantees and commitments, highest amount during the year	11,541	11,629
Guarantees and commitments	$ 11,061	$ 8,627